Income Taxes - Schedule of Provision For Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes Details [Abstract]
Current tax expense	$ 60	$ 52	$ 19
Deferred tax recovery	(396)	(393)	(419)
Income tax recovery	$ (336)	$ (341)	$ (400)